STOCK CAPITAL - Securities Purchase Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Jun. 27, 2024	Jul. 17, 2023	Mar. 31, 2026	Dec. 31, 2025	Jul. 31, 2023
STOCK CAPITAL
Net proceeds			$ 187	$ 186,000
Securities purchase agreement | Public offering
STOCK CAPITAL
Aggregate shares sold	527,918	270,270
Warrants to purchase shares of common stock		270,270
Purchase price per share	$ 5.4	$ 27.75
Gross proceeds	$ 4,000	$ 7,500
Issuance costs	356
Net proceeds	$ 3,644
After issuance date, warrants become exercisable (in months)	6 months
Warrants term	5 years	5 years
Class of warrant exercise price	$ 5.868	$ 30
Securities purchase agreement | Public offering | Pre Funded Warrants
STOCK CAPITAL
Warrants to purchase shares of common stock	212,823
Warrants issue price per unit	5.399
Class of warrant exercise price	$ 0.00005
Number of shares issued on exercise of each warrant	1
Securities purchase agreement | Public offering | Unregistered Warrants
STOCK CAPITAL
Warrants to purchase shares of common stock	1,111,111
Private placement warrants | July 2023 warrants
STOCK CAPITAL
Warrants to purchase shares of common stock					270,270